Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 142,434	$ 19,883	¥ 417,920
Restricted cash	156	22	322
Short-term investments	93,063	12,991	0
Accounts receivable, net (Allowance for expected credit loss of RMB 1,758 and RMB 1,494 as of December 31, 2024 and June 30, 2025)	16,722	2,334	19,386
Amounts due from a related party	2,000	279	2,000
Prepaid expenses and other current assets	43,237	6,036	35,791
Total current assets	297,612	41,545	475,419
Non-current assets:
Property, equipment and software, net	11,837	1,652	15,175
Intangible assets, net	4,946	690	7,069
Goodwill	163,837	22,871	163,837
Long-term investments	109,518	15,288	114,432
Operating lease right-of-use assets, net	25,727	3,591	25,655
Other non-current assets	9,679	1,351	20,349
Total non-current assets	325,544	45,443	346,517
Total assets	623,156	86,988	821,936
Current liabilities
Accounts payable	10,507	1,465	7,389
Amounts due to related parties	3,047	425	2,452
Short-term borrowings	121,500	16,961	163,000
Deferred revenue, current	98,774	13,788	125,428
Acquisition consideration payable	14,775	2,063	14,775
Other payable and accrued liabilities	130,085	18,159	72,028
Operating lease liabilities, current	11,542	1,611	8,966
Total current liabilities	390,230	54,472	394,038
Non-current liabilities
Long-term borrowings	6,000	838	125,500
Operating lease liabilities, non-current	15,005	2,095	17,458
Deferred revenue, non-current	51,651	7,210	57,710
Total non-current liabilities	72,656	10,143	200,668
Total liabilities	462,886	64,615	594,706
Commitments and contingencies (Note 15)
Shareholders' equity
Treasury stock	(2,157)	(301)	0
Additional paid-in capital	3,499,426	488,501	3,489,553
Accumulated other comprehensive income	24,298	3,392	25,096
Accumulated deficit	(3,361,426)	(469,237)	(3,287,548)
Total shareholders' equity	160,270	22,373	227,230
Total liabilities and shareholders' equity	623,156	86,988	821,936
Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	118	16	118
Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	¥ 11	$ 2	¥ 11